LONG-TERM BORROWINGS DUE TO RELATED PARTIES - (Details) - Long Term Borrowings - Related Parties	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
LONG-TERM BORROWINGS DUE TO RELATED PARTY
Debt instrument, interest rate, stated percentage	3.75%	3.75%
Debt instrument, term	3 years	3 years